Consolidated Statements of Operations and Comprehensive Income shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares
Income Statement [Abstract]
Net sales	$ 2,606.8	$ 2,506.6	$ 2,054.5
Cost of goods sold	(1,673.1)	(1,675.6)	(1,324.3)
Gross profit	933.7	831.0	730.2
Selling, general and administrative expenses	(415.8)	(403.6)	(311.3)
Research and development expenses	(32.8)	(37.9)	(33.3)
Asset impairments	(84.4)	(15.9)	0.0
Asbestos adjustments	(58.2)	(22.0)	(156.4)
Operating income	342.5	351.6	229.2
Interest expense, net	(57.5)	(54.2)	(32.9)
Interest income	3.1	4.1	3.4
Loss on early debt extinguishment	0.0	(1.0)	(26.1)
Other (expense) income	(0.1)	0.1	0.7
Income before income taxes	288.0	300.6	174.3
Income tax expense	(46.5)	(71.8)	(28.2)
Net income	$ 241.5	$ 228.8	$ 146.1
Income per share:
Basic | $ / shares	$ 0.55	$ 0.52	$ 0.33
Diluted | $ / shares	$ 0.54	$ 0.52	$ 0.33
Weighted average common shares outstanding (Millions):
Basic | shares	442.6	441.9	441.2
Diluted | shares	444.1	443.0	442.3
Comprehensive income, net of tax:
Net income	$ 241.5	$ 228.8	$ 146.1
Cash flow hedges		(0.1)	0.0
Pension adjustments	0.8
Currency translation adjustments	(32.6)	(28.9)	0.9
Comprehensive income	$ 209.7	$ 199.8	$ 147.0